Warrants (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands										3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 24, 2026	Mar. 19, 2026	Apr. 16, 2025	Jan. 17, 2025	Dec. 11, 2024	Oct. 29, 2024	Oct. 09, 2024	Oct. 22, 2023	Sep. 07, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 11, 2026	Feb. 19, 2026	Aug. 12, 2025	Apr. 30, 2024	Apr. 20, 2024	Mar. 20, 2024	Sep. 22, 2023
DisclosureWarrantsLineItems [Line Items]
Sale of Stock, Price Per Share								$ 54,000,000
Share Price																			$ 3,480		$ 9,359,532	$ 10,394,480
Warrants exercise price								30,000
Issuance warrants																$ 113
Additional Paid in Capital										$ 179,964		$ 179,964		$ 21,894	61,171	21,894
Gain (Loss) on Investments										$ (86)		$ (154)
Fair value option changes															$ 100	200
Warrant liability														100		100
Murphy Canyon Acquisition Corp [Member]
DisclosureWarrantsLineItems [Line Items]
Warrants exercise price								33,000,000
Director [Member]
DisclosureWarrantsLineItems [Line Items]
Stock Issued During Period, Shares, New Issues			4										5		5
Gain (Loss) on Investments																2,200
AGP 2024 Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Proceeds from Warrant Exercises						$ 200
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period						1
PIPE Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Warrants exercise price					$ 264,900
Proceeds from Warrant Exercises					$ 200
March Lock Up Agreement [Member]
DisclosureWarrantsLineItems [Line Items]
Issuance warrants																$ 500
March Lock Up Agreement [Member] | March 2024 Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Share Price																						$ 9,540,000
Additional Paid in Capital																						$ 500
April Lock Up Agreement [Member] | April 2024 Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Share Price																					9,360,000
Warrants exercise price																					$ 375,000
Additional Paid in Capital																				$ 2,400
Subscription Agreements [Member] | Murphy Canyon Acquisition Corp [Member]
DisclosureWarrantsLineItems [Line Items]
Warrants exercise price								$ 34,500,000
Stock Issued During Period, Shares, New Issues								1
SARBORG Service Agreement [Member]
DisclosureWarrantsLineItems [Line Items]
Stock Issued During Period, Shares, New Issues															1
Warrant [Member] | Director [Member]
DisclosureWarrantsLineItems [Line Items]
Issuance warrants														$ 200
Pre-funded Warrants [Member] | Purchase Agreement Corvus [Member]
DisclosureWarrantsLineItems [Line Items]
Warrants exercise price																				$ 0.025
Warrant purchase																				14,743
Pre-funded Warrants [Member] | SARBORG Service Agreement [Member]
DisclosureWarrantsLineItems [Line Items]
Warrants issued, shares	14,743	439,915
Pre Funded Warrant [Member]
DisclosureWarrantsLineItems [Line Items]
Issuance warrants															$ 6,600
Pre Funded Warrant [Member] | Purchase Agreement Corvus [Member]
DisclosureWarrantsLineItems [Line Items]
Issuance warrants															$ 6,600
Common Stock [Member]
DisclosureWarrantsLineItems [Line Items]
Stock Issued During Period, Shares, New Issues							1		2							4
Common Stock [Member] | Purchase Agreement Corvus [Member]
DisclosureWarrantsLineItems [Line Items]
Warrants exercise price																				$ 0.0001
Warrant purchase																				14,743
Common Stock [Member] | SARBORG Service Agreement [Member]
DisclosureWarrantsLineItems [Line Items]
Warrants exercise price																		$ 0.025
Stock Issued During Period, Shares, New Issues				1								1			1
Warrant purchase																		439,915
Common Stock [Member] | JJ Astor Note [Member]
DisclosureWarrantsLineItems [Line Items]
Warrants exercise price																	$ 7.20
Warrant purchase																	91,250
SARBORG Service Agreement [Member]
DisclosureWarrantsLineItems [Line Items]
Cashless exercise, shares	14,740	439,821
IPO [Member] | Public Warrant [Member]
DisclosureWarrantsLineItems [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																							4
Sale of Stock, Price Per Share																							$ 30,000,000
Share Price																							$ 34,500,000
IPO [Member] | Private Placement Warrant [Member]
DisclosureWarrantsLineItems [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																							1
Sale of Stock, Price Per Share																							$ 30,000,000
Warrants exercise price																							$ 34,500,000